Variable Interest Entities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance sheet
Total assets	$ 2,997,148	$ 4,568,913
Total liabilities	92,243	634,419
Operating
Revenue	919,172	1,085,454	$ 404,958
Net profit (loss)	$ (2,111,710)	$ 160,216	$ (123,693)